Shareholder Report, Line Graph (Details) - USD ($)			8 Months Ended	12 Months Ended		20 Months Ended	24 Months Ended	32 Months Ended	36 Months Ended	44 Months Ended	48 Months Ended	56 Months Ended	60 Months Ended	68 Months Ended	72 Months Ended	80 Months Ended	84 Months Ended	92 Months Ended	96 Months Ended	104 Months Ended	108 Months Ended	116 Months Ended	120 Months Ended
	May 31, 2016	Jan. 31, 2016	Jan. 31, 2017	Jan. 31, 2026	Jan. 31, 2017	Jan. 31, 2018	Jan. 31, 2018	Jan. 31, 2019	Jan. 31, 2019	Jan. 31, 2020	Jan. 31, 2020	Jan. 31, 2021	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2023	Jan. 31, 2023	Jan. 31, 2024	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2026	Jan. 31, 2026
PERMANENT PORTFOLIO - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name				Permanent Portfolio—Class I Shares (PRPFX)
Accumulated Value		$ 10,000			$ 11,464.74		$ 12,608.24		$ 12,296.55		$ 13,616.56		$ 16,182.87		$ 17,225.68		$ 17,592.27		$ 18,754.25		$ 23,359.22		$ 30,435.31
PERMANENT PORTFOLIO - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name				Permanent Portfolio—Class A Shares (PRPDX)
Accumulated Value	$ 10,000		$ 10,546.07			$ 11,568.23		$ 11,255.91		$ 12,422.32		$ 14,727.89		$ 15,635.90		$ 15,927.91		$ 16,935.88		$ 21,045.13		$ 27,351.00
PERMANENT PORTFOLIO - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name				Permanent Portfolio—Class C Shares (PRPHX)
Accumulated Value	10,000		10,491.57			11,421.75		11,030.35		12,091.52		14,227.64		14,997.61		15,161.51		16,002.29		19,731.42		25,455.00
SHORT-TERM TREASURY PORTFOLIO - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name				Short-Term Treasury Portfolio—Class I shares (PRTBX)
Accumulated Value		10,000			9,983		9,995		10,137		10,304		10,283		10,153		9,992		10,412		10,881		11,264
VERSATILE BOND PORTFOLIO - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name				Versatile Bond Portfolio—Class I shares (PRVBX)
Accumulated Value		10,000			12,182		12,078		12,624		13,483		14,913		14,945		14,590		15,460		16,436		17,212
VERSATILE BOND PORTFOLIO - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name				Versatile Bond Portfolio—Class A shares (PRVDX)
Accumulated Value	10,000		10,841			10,721		11,181		11,910		13,141		13,137		12,793		13,524		14,340		14,984
VERSATILE BOND PORTFOLIO - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name				Versatile Bond Portfolio—Class C Shares (PRVHX)
Accumulated Value	10,000		10,781			10,583		10,863		10,953		12,652		12,682		12,279		12,163		13,431		13,936
AGGRESSIVE GROWTH PORTFOLIO - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name				Aggressive Growth Portfolio—Class I Shares (PAGRX)
Accumulated Value		10,000			12,890		15,351		15,558		15,186		25,091		25,661		23,590		32,594		43,860		60,430
AGGRESSIVE GROWTH PORTFOLIO - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name				Aggressive Growth Portfolio—Class A Shares (PAGDX)
Accumulated Value	10,000		11,367			13,503		13,650		13,293		21,908		22,348		20,496		28,247		37,617		52,100
AGGRESSIVE GROWTH PORTFOLIO - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name				Aggressive Growth Portfolio—Class C Shares (PAGHX)
Accumulated Value	10,000		11,305			13,329		13,372		12,923		21,143		21,405		19,483		26,653		35,231		48,461
FTSE 3-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				FTSE 3-Month U.S. Treasury Bill Index
Accumulated Value	10,000	10,000	10,020.92		10,029.56	10,112.56	10,121.28	10,310.52	10,319.41	10,535.59	10,544.67	10,583.25	10,592.37	10,587.84	10,596.97	10,786.00	10,795.3	11,364.23	11,374.02	11,973.41	11,983.73	12,492.00	12,503
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500
Accumulated Value	10,000	10,000	11,015.32		12,004.01	13,924.41	15,174.2	13,602.07	14,822.93	16,551.50	18,037.09	19,406.54	21,148.39	23,926.33	26,073.86	21,960.56	23,931.65	26,532.37	28,913.81	33,530.94	36,540.55	39,013.00	42,515
Bloomberg Global Aggregate (Excluding Securitized) Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate (Excluding Securitized) Bond Index
Accumulated Value	10,000	10,000	9,779		10,325	10,431	11,014	10,327	10,904	11,171	11,796	11,680	12,333	11,034	11,651	9,467	9,996	9,759	10,304	10,008	10,567	10,704	11,302
Dow Jones Industrial Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Industrial Average—Total Return
Accumulated Value	$ 10,000	$ 10,000	$ 11,930		$ 13,029	$ 14,686	$ 16,040	$ 15,559	$ 16,994	$ 15,628	$ 17,069	$ 19,443	$ 21,235	$ 21,697	$ 23,697	$ 21,352	$ 23,321	$ 26,055	$ 28,458	$ 29,810	$ 32,558	$ 33,754	$ 36,866